Schedule of Debt Discount (Details)	Jun. 30, 2024 AUD ($)
Schedule Of Outstanding Convertible Note
10% OID	$ 340,832
Fair value of Ordinary share Warrants	117,193
Fair value of Penny Warrants	218,107
Equity component	140,495
Total debt discount	816,627
Less: amortization	(124,006)
Debt discount at June 30, 2024	$ 692,621